SCHEDULE OF CONVERTIBLE NOTES OUTSTANDING (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Total Convertible Notes Payable		$ 1,440,000
Discounts		(785,149)
Convertible Notes Payable Current		654,851
GS Capital Partners, LLC [Member]
Total Convertible Notes Payable	[1]
Platinum Point Capital, LLC [Member]
Total Convertible Notes Payable	[2]
Evergreen Capital Management LLC [Member]
Total Convertible Notes Payable	[3]	$ 1,440,000

[1]	On January 19, 2021, the Company entered into a 12% Convertible Promissory Note with GS Capital Partners, LLC (the “GS Note”) in the amount of $125,000. The GS Note has a maturity of one-year and is to be repaid commencing on the fifth month anniversary and every month thereafter in the amount of $20,000. The conversion price of the GS Note is 66% of the lowest closing stock price over the previous 20 trading days. There are certain price protections for GS Capital Partners, LLC under the terms of the GS Note, which make the conversion option a derivative liability. The Company recorded an original issue discount in the amount of $10,000 and $5,000 was paid out of the proceeds for legal fees. In accordance with the terms of the GS Note, the Company issued 3,250 shares of common stock as a commitment fee and issued 21,250 shares of common stock that are returnable upon achievement of the terms of the GS Note. The Company has repaid the GS Note and GS Capital Partners, LLC returned the 21,250 refundable shares in October 2021.
[2]	On February 12, 2021, the Company entered into a 10% Convertible Promissory Note with Platinum Point Capital, LLC (the “Platinum Note”). The Platinum Note has a maturity of one-year. The conversion price of the Platinum Note is the greater of (a) $0.08 or (b) 70% of the lowest closing stock price over the previous 15 trading days. There are certain price protections for Platinum Point Capital, LLC under the terms of the Platinum Note, which make the conversion option a derivative liability. The Company granted 25,000 warrants that have a term of three-years and an exercise price of $16.00 per share with the Platinum Note. The warrants granted with the Platinum Note also contain certain price protections, that make the value of the warrants a derivative liability. The Company and Platinum Point Capital, LLC entered into an amendment to exclude the Mimo warrants granted on February 17, 2021 from the price protections. In accordance with the terms of the Platinum Note, the Company issued 7,500 shares as a commitment fee. On October 6, 2021, Platinum converted $75,000 of their outstanding balance into 50,730 shares of common stock, and then on October 8, 2021, the Company paid the remaining principal balance of $325,000 along with the accrued interest payable of $25,644 and a prepayment penalty of $70,129, for a total of $420,773.
[3]	On September 17, 2021, the Company entered into a 20% OID Senior Secured Promissory Note with Evergreen Capital Management LLC (the “Evergreen 1”) in the amount of $720,000 (includes $120,000 of Original Issue Discount). The Evergreen 1 has a maturity of nine months to June 17, 2022. The Evergreen 1 accrues interest at a rate of 10% per year. The conversion price of Evergreen 1 is the lower of (a) $11.60 (“Fixed Conversion Price”) or (b) upon the occurrence and during the continuation of any Event of Default, if lower, 90% of the average of the two lowest VWAPs for the five (5) consecutive Trading Day that is immediately prior to the applicable Conversion Date (the “Default Conversion Price”). There are certain price protections for Evergreen Capital Management LLC under the terms of Evergreen 1, which make the conversion option a derivative liability. The Company granted 62,069 warrants that have a term of five-years and an exercise price of $11.60 per share with Evergreen 1. The warrants granted with Evergreen 1 also contain certain price protections, that make the value of the warrants a derivative liability.